Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Segment Information
Financial information by reportable segment is as follows:

Year Ended December 31, 2012 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (1)	Capital Expenditures (1a)	Total Assets
Global Specialty Engineered Materials	$504.9	$38.7	$543.6	$47.0	$14.3	$12.9	$396.6
Global Color, Additives and Inks	776.1	2.1	778.2	75.3	32.9	28.2	901.7
Performance Products and Solutions	554.9	75.4	630.3	38.8	13.7	4.6	205.4
PolyOne Distribution	1,024.9	5.4	1,030.3	66.0	0.7	0.6	212.9
Corporate and eliminations	—	(121.6)	(121.6)	(89.6)	4.2	8.5	411.4
Total	$2,860.8	$—	$2,860.8	$137.5	$65.8	$54.8	$2,128.0
(1) Excludes $4.0 million of depreciation expense associated with the Resin Business.
(1a) Excludes $2.6 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2011 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (2)	Capital Expenditures (2a)	Total Assets
Global Specialty Engineered Materials	$540.2	$34.9	$575.1	$45.9	$14.8	$9.2	$349.7
Global Color, Additives and Inks	615.0	2.7	617.7	50.2	19.6	14.9	927.1
Performance Products and Solutions	562.1	77.0	639.1	27.7	15.0	12.7	222.5
PolyOne Distribution	992.1	4.4	996.5	56.0	0.7	0.2	183.5
Corporate and eliminations	—	(119.0)	(119.0)	23.2	3.1	13.4	395.3
Total	$2,709.4	$—	$2,709.4	$203.0	$53.2	$50.4	$2,078.1
(2) Excludes $4.3 million of depreciation expense associated with the Resin Business.
(2a) Excludes $3.7 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2010 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (3)	Capital Expenditures (3a)	Total Assets
Global Specialty Engineered Materials	$485.2	$32.2	$517.4	$49.7	$13.6	$7.4	$346.3
Global Color, Additives and Inks	588.5	3.3	591.8	42.5	16.7	17.2	355.6
Performance Products and Solutions	524.0	72.5	596.5	32.8	14.5	6.5	224.1
PolyOne Distribution	908.5	3.4	911.9	42.0	1.2	0.3	159.8
Corporate and eliminations	—	(111.4)	(111.4)	(7.8)	4.7	5.9	586.1
Total	$2,506.2	$—	$2,506.2	$159.2	$50.7	$37.3	$1,671.9
(3) Excludes $4.5 million of depreciation expense associated with the Resin Business.
(3a) Excludes $2.2 million of capital expenditures associated with the Resin Business.

Schedule Of Earnings Of Equity Affiliates	Amounts related to equity affiliates are as follows:

(In millions)	2012	2011	2010
Global Color, Additives and Inks	$—	$—	$2.6
Corporate and eliminations	23.4	152.0	39.4
Total	$23.4	$152.0	$42.0

Schedule Of Revenue And Long-Lived Assets
Following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2012	2011	2010
Net sales:
United States	$1,724.1	$1,628.3	$1,572.0
Europe	488.1	491.3	454.5
Canada	248.1	248.7	214.6
Asia	221.2	196.3	190.8
Mexico	103.2	91.3	59.1
South America	37.5	42.2	1.6
Other	38.6	11.3	13.6
Long-lived assets:
United States	$240.9	$235.2	$214.4
Europe	82.2	86.9	88.3
Canada	5.7	5.9	5.5
Asia	45.1	39.3	38.5
South America	8.4	4.6	1.6
Other	3.5	2.7	2.7